Hussman Strategic Growth Fund

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
HUSSMAN STRATEGIC GROWTH FUND (the “Fund”) seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
WHAT ARE THE FUND’S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (USD $)	Hussman Strategic Growth Fund Hussman Strategic Growth Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Hussman Strategic Growth Fund Hussman Strategic Growth Fund Shares
Management Fees		0.89%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.05%
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hussman Strategic Growth Fund Hussman Strategic Growth Fund Shares	107	334	579	1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund is designed for investors who want to participate in the stock market, and also want to reduce their exposure to general market fluctuations in conditions that have historically been unfavorable for stocks. The Fund’s portfolio will typically be fully invested in common stocks favored by Hussman Strategic Advisors, Inc., the Fund’s investment manager, except for modest cash balances that arise due to the day-to-day management of the portfolio. When market conditions are unfavorable in the view of the investment manager, the Fund may use options and index futures to reduce its exposure to general market fluctuations. When market conditions are viewed as favorable, the Fund may use options to increase its investment exposure to the market.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary value consideration is the relationship between the current price and the present value of expected future cash flows. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and probable long-term returns. The analysis of market action includes measurements of price behavior and unusual trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The investment manager believes that market return/risk conditions differ significantly across market conditions. The two most important dimensions considered are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the aggregate earnings, dividends and cash flows expected of securities included in those indices, adjusted for factors such as the level of profit margins and general economic conditions. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition to these measures, the investment manager considers economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to intentionally “leverage” or increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund to market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for “leveraging” or increasing stock market exposure may include buying call options on individual stocks or market indices and writing put options on stocks which the Fund seeks to own. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 150% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 50% of the value of the Fund’s net assets at the time of investment.

Specific strategies for reducing or “hedging” market exposure may include buying put options on individual stocks or market indices, writing covered call options on stocks which the Fund owns or call options on market indices, and establishing short futures positions or option combinations (simultaneously writing call options and purchasing put options) on one or more market indices considered by the investment manager to be correlated with the Fund’s portfolio. The total notional value of the Fund’s hedge positions is not expected to exceed the value of stocks owned by the Fund, so that the most defensive position expected by the Fund will be a “fully hedged” position in which long and short exposures are of equal size.

The choice of market indices and instruments used for hedging is based on a consideration of the securities held in the portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as exchange traded funds) on such indices. The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owed by the Fund. These may include indices of U.S. stocks such as the Standard & Poor’s 500 Index. There are no restrictions as to the market capitalization of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York or American Stock Exchanges or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Because the S&P 500 Index is perhaps the most widely recognized index of common stock prices, as well as a widely used benchmark for growth-oriented investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term performance. The Fund may invest in securities that are not included in the S&P 500 Index, and may vary its exposure to market fluctuations depending on market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices, particularly over the short term.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund’s share price on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The market values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors’ perceptions of the company or the overall stock market and general economic conditions.

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential for appreciation in value of the securities in which the Fund invests. Also, because the Fund’s exposure to market fluctuations will vary depending on the investment manager’s assessment of current stock market conditions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as “tracking risk.” For example, if the Fund has taken a defensive posture by hedging the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged. Alternatively, if the Fund has leveraged the exposure of its portfolio in a climate which has historically been favorable for stocks and stock prices decline, the Fund may experience investment losses that are greater than if the Fund had not leveraged its exposure. When the Fund is in its most aggressive position, the share price of the Fund could be expected to fluctuate as much as 1½ times as it would if the Fund had not leveraged its exposure to stocks.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the stocks of larger companies.

The techniques used by the investment manager to hedge the Fund’s portfolio are intended to reduce the impact of general market fluctuations on the portfolio, but such techniques involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s stock investments and may have unexpected or undesirable results, such as a loss or a reduction in gains. The Fund may experience a loss even when it is “fully hedged,” if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund’s call and put option hedges differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index. The Fund’s hedging positions are intended to provide a hedge against general movements in the stock market as they might impact the overall portfolio. Because the Fund does not necessarily invest in the securities included in any index or invest in industry sectors in the same proportion as such sectors may be represented in any index, the hedging strategy used by the Fund does not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying such options are unchanged.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Russell 2000 Index is included as an additional comparative index because it is representative of the performance of stocks of smaller companies, which are permissible investments by the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

The Fund’s year-to-date return through September 30, 2011 is 7.16% .

During the periods shown in the bar chart, the highest return for a quarter was 11.20% during the quarter ended June 30, 2003 and the lowest return for a quarter was –12.93% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns Hussman Strategic Growth Fund	One Year	Five Years	Ten Years
Hussman Strategic Growth Fund Shares	(3.62%)	(0.21%)	5.70%
Hussman Strategic Growth Fund Shares - Return After Taxes on Distributions	(3.65%)	(0.94%)	4.44%
Hussman Strategic Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.31%)	(0.24%)	4.42%
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
RUSSELL 2000 INDEX (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.33%

Hussman Strategic Total Return Fund

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
HUSSMAN STRATEGIC TOTAL RETURN FUND (the “Fund”) seeks to achieve long-term total return from income and capital appreciation.
WHAT ARE THE FUND’S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (USD $)	Hussman Strategic Total Return Fund Hussman Strategic Total Return Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Hussman Strategic Total Return Fund Hussman Strategic Total Return Fund Shares
Management Fees		0.47%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	0.72%
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hussman Strategic Total Return Fund Hussman Strategic Total Return Fund Shares	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 254% of the average value of its portfolio.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund is designed for investors who want to participate in the fixed-income markets for income and capital appreciation, with added emphasis on the protection of capital against interest rate volatility and inflation during unfavorable market climates. The Fund invests primarily in fixed-income securities, such as U.S. Treasury bonds, notes and bills, Treasury inflation-protected securities, U.S. Treasury Strips, U.S. Government agency securities (primarily mortgage-backed securities), and investment grade corporate debt rated AA or higher by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc., or having an equivalent rating from another independent rating organization. When market conditions favor wider diversification in the view of Hussman Strategic Advisors, Inc., the Fund’s investment manager, the Fund may invest up to 30% of its net assets in securities outside of the U.S. fixed-income market, such as utility stocks, precious metals stocks, shares of real estate investment trusts (“REITs”), shares of exchange-traded funds (“ETFs”) and other similar instruments, and foreign government debt securities, including debt issued by governments of emerging market countries. In addition, the Fund may use foreign currency options and futures and currency ETFs to establish or modify the portfolio’s exposure to currencies other than the U.S. dollar. The Fund may make limited use of Treasury debt options and futures to manage the Fund’s exposure to interest rate risk.

The Fund’s principal investment strategies emphasize strategic management of the average interest rate sensitivity (“duration”) of portfolio holdings, the Fund’s exposure to changes in the yield curve, and allocation among fixed-income alternatives and inflation hedges. The interest rate sensitivity (duration) of a bond is related to the average date at which an investor receives payment of principal and interest. Under normal market conditions, the duration of the Fund’s portfolio is expected to range between 1 year and 15 years. In its most aggressive stance (a duration of 15 years), the Fund’s net asset value could be expected to fluctuate by approximately 15% in response to a 1% (100 basis point) change in the general level of interest rates.

The investment manager believes that return/risk characteristics in the fixed-income market differ significantly across market conditions. The two most important dimensions considered by the investment manager are “valuation” and “market action.” In the fixed income market, favorable valuation means that yields on long-term bonds appear reasonable in relation to inflation, short-term interest rates, economic growth, and yields available on competing assets, such as utility stocks and foreign bonds. Market action considers the behavior of a wide range of yields and prices, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition to these measures, the investment manager considers economic conditions, investor sentiment, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different bond market performance in terms of return/risk. The specific profile of yield behavior (such as changes in the yield curve or credit spreads) is also an important factor. The investment manager believes that foreign government debt and precious metals stocks are favored when “real” U.S. interest rates (nominal interest rates minus inflation) are declining relative to “real” foreign interest rates.

The investment manager generally will increase the exposure of the Fund to interest rate risk in environments where the return expected to be derived from that risk is high, and generally will reduce exposure to interest rate risk when the return expected to be derived from that risk is unfavorable. The investment manager will also purchase utility stocks, precious metals stocks, shares of REITs, and foreign government debt when market conditions are believed to favor such diversification. There are no restrictions as to the market capitalization of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Specific strategies for increasing interest rate exposure include the purchase of long-term bonds and Treasury zero-coupon bonds and Treasury interest strips, which exhibit magnified price movements in response to interest rate changes. The Fund will not invest more than 30% of its net assets in Treasury zero-coupon bonds and Treasury interest strips.

Specific strategies for reducing or ”hedging” interest rate exposure include the purchase of short-term notes and bills, which exhibit limited price movements in response to interest rate changes. The Fund may also purchase put options and write call options on Treasury securities to hedge the interest rate risk of long-term bonds in its portfolio. The total notional value of the Fund’s hedge positions (the dollar value of Treasury securities represented by put and call options held by the Fund) is not expected to exceed the total value of fixed-income securities held by the Fund having remaining maturities of 5 years or more, so that the most defensive position expected by the Fund will be a “fully hedged” position in which the entire value of intermediate and long-term, fixed-income securities held by the Fund is protected.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential returns of the securities in which the Fund invests. Also, because the Fund’s investment position at any given time will range from aggressive to defensive depending on the investment manager’s assessment of the current conditions within the fixed-income market, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as “tracking risk.” For example, if the Fund has taken a defensive posture by shortening the average maturity of its portfolio and interest rates decline, the return to investors in the Fund will be lower than if the portfolio had maintained a longer average maturity. Alternatively, if the Fund has increased the average maturity of its portfolio, an increase in interest rates will magnify the Fund’s investment losses.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

The primary risks of investing in the Fund include the following:

Interest Rate Risk. When interest rates rise, the fixed-income securities in the Fund’s portfolio are likely to decline in price. Such price declines will be greater during periods in which the Fund’s portfolio emphasizes long-term debt, which has greater interest rate risk than short-term debt. Due to the long duration of Treasury zero-coupon bonds and Treasury interest strips, these securities are highly sensitive to interest rate fluctuations. The Fund’s ownership of these securities in a period of rising interest rates could cause a greater decline in the value of Fund shares than if the Fund held coupon-bearing securities of a similar maturity. In addition, even though Treasury zero-coupon bonds and Treasury interest strips do not pay current income in cash, the Fund will be required to recognize interest income from these securities over the life of the investments and to distribute this income on a current basis, which may be taxable to shareholders.

Call Risk. Some fixed-income securities give the issuer the option to call, or redeem, those securities before their maturity dates. If an issuer calls a security during a period of declining interest rates, the Fund might not benefit from an increase in the value of the security, and might have to reinvest the proceeds in a security offering a lower yield.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income security fails to make scheduled principal or interest payments, or if the credit rating of the issuer or guarantor is downgraded. The fixed-income securities held by the Fund are subject to varying degrees of credit risk. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, involve the least credit risk. Although U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities typically are not backed by the full faith and credit of the U.S. Government. Corporate bonds and foreign government bonds have the greatest degree of credit risk of the fixed-income securities in which the Fund invests. Issuers of corporate bonds may not be able to pay their principal and interest payments when due. Foreign government bonds are subject to the additional risks associated with foreign investments.

Tracking Risk. Because the investment manager will actively manage the portfolio of the Fund in response to changing market conditions, the performance of the Fund may vary substantially from the performance of a passive bond index. These differences in performance may be accentuated due to investments by the Fund in utility stocks, precious metals stocks, shares of REITs, and foreign government bonds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell in the secondary market, possibly preventing the Fund from selling such investments at prices approximating those at which the Fund values them or at the times it desires to do so. This may adversely affect the Fund’s net asset value. The Fund’s investments in foreign government debt are expected to have the greatest exposure to this risk because the markets for these investments are generally less liquid than the market for U.S. Government securities. The Fund will not invest more than 15% of the value of its net assets in securities and other investments that are illiquid.

Derivatives Risk. The Fund may use options and futures on U.S. Treasury securities to manage interest rate risk. The Fund may also use foreign currency options and futures to establish or modify the portfolio’s exposure to non-U.S. dollar-denominated currencies. These instruments are described in greater detail in the Statement of Additional Information (“SAI”). The techniques used by the Fund to hedge interest rate risk are intended by the investment manager to protect against capital depreciation in the portfolio, but such techniques involve certain risks. For example, a hedge using Treasury derivatives might not actually correlate well to the price movements of the fixed-income securities held by the Fund. When call or put options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying the options are unchanged. When Treasury call options are written by the Fund, it is possible that the Fund may experience a reduction in gains in the event that interest rates decline. When the Fund purchases and writes foreign currency options and futures in order to establish or modify the portfolio’s exposure to non-U.S. dollar-denominated currencies, it is possible that the Fund may experience a loss in the event of a decline in the value of the underlying foreign currency.

Mortgage-Related Securities Risk. The Fund may purchase mortgage-related securities. Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

Foreign Investment Risk. The Fund may invest up to 30% of its net assets in debt securities issued by foreign governments. Securities issued by foreign governments, which may be traded principally in markets outside the United States, are subject to greater fluctuation in value and risks than securities of U.S. issuers traded in the U.S. markets. Political changes, changes in taxation, or currency controls could adversely affect the values of these investments. Foreign securities are generally denominated in the currency of a foreign country, and are subject to the risk that the currency will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, trade balances, intervention (or lack thereof) by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls or other political developments. In addition to purchasing foreign government bonds, the Fund may use foreign currency options and futures and currency ETFs to establish or modify the portfolio’s exposure to non-U.S. dollar-denominated currencies. The Fund’s expected use of foreign currency options will be to simultaneously purchase call options and write put options on currencies which the Fund seeks to own. Alternatively, the Fund may purchase currency futures contracts. The use of options and futures contracts on a foreign currency is intended to simulate the purchase of a short-term debt security denominated in such foreign currency. If the Fund holds foreign bonds directly, it does not expect to hedge against fluctuations in the value of foreign currencies underlying the bonds.

Emerging Markets Risk. The risks of foreign investments are significantly greater for investments in emerging market countries. Currently, emerging markets include, among others, most African, Asian, Eastern European, Middle Eastern and South and Central American nations. These countries may have sovereign ratings that are below investment grade or are unrated. The Fund will be subject to the risk that the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal and interest when due. Investments in emerging markets are typically less liquid and are especially subject to greater price volatility. Many emerging market countries are subject to a substantial degree of economic, political and social instability. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging market countries involves greater risk of loss due to expropriation, confiscation of assets or the imposition of restrictions on foreign investments and on repatriation of capital invested. These risks are not normally associated with investments in more developed countries.

Stock Investment and Sector Risks. Stock market movements will affect the values of the Fund’s investments in utility stocks, precious metal stocks, shares of REITs and shares of ETFs, which may comprise a significant portion of the Fund’s net assets depending on market conditions. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The value of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, general economic conditions, and investors’ perceptions of the company, its industry, or the overall stock market. Investments in utility stocks are subject to special risks due to government regulation, which may reduce a utility’s return on invested capital, and limit its ability to finance capital spending or to pass cost increases through to consumers. Stocks of utilities may also be more sensitive to changes in interest rates than other types of equity investments. Prices of precious metal stocks can be influenced by a variety of global economic, financial and political factors and may experience unusual price movements over short periods of time, which movements typically are not closely tied to the general movements of the stock market. REITs are generally subject to the risks associated with investing in real estate, which include, without limitation, possible declines in the value of real estate; adverse conditions in the real estate rental market; adverse general and local economic conditions; possible lack of availability of mortgage funds; overbuilding in a particular market; changes in interest rates; and environmental problems. Investments in ETF shares are subject to the risks that: (1) an active trading market for shares may not develop or be maintained; (2) an ETF’s share price may not track its specified market index and may trade below its net asset value; (3) ETFs in which the Fund invests generally are unmanaged and do not attempt to take defensive positions in volatile or declining markets; (4) trading of shares may be halted if the listing exchange deems such action appropriate; and (5) the shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may temporarily halt trading.

Market Capitalization Risk. The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the stocks of larger companies.

WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

The Fund’s year-to-date return through September 30, 2011 is 3.27% .

During the periods shown in the bar chart, the highest return for a quarter was 6.69% during the quarter ended September 30, 2007 and the lowest return for a quarter was –3.61% during the quarter ended June 30, 2004.

Average Annual Total Returns for Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns Hussman Strategic Total Return Fund	One Year	Five Years	Since Inception	Inception Date
Hussman Strategic Total Return Fund Shares	7.03%	7.46%	7.46%	Sep. 12, 2002
Hussman Strategic Total Return Fund Shares - Return After Taxes on Distributions	5.34%	5.79%	5.95%	Sep. 12, 2002
Hussman Strategic Total Return Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	4.89%	5.54%	5.66%	Sep. 12, 2002
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.11%	Sep. 12, 2002

Hussman Strategic International Equity Fund

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND (the “Fund”) seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
WHAT ARE THE FUND’S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (USD $)	Hussman Strategic International Equity Fund Hussman Strategic International Equity Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Hussman Strategic International Equity Fund Hussman Strategic International Equity Fund Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.14%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	2.22%
Fees Deferred	[2]	(0.14%)
Total Annual Fund Operating Expenses After Fee Deferrals		2.08%
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	The investment manager has contractually agreed to defer its fee and/or to absorb or reimburse a portion of the Fund's expenses until at least December 31, 2012 to the extent necessary to limit the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to an amount not exceeding 2.00% annually of the Fund's average daily net assets. Under the terms of this agreement, the investment manager may recover from the Fund fees it has deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to exceed the 2.00% limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account that the investment manager’s contractual arrangement to defer its fee and/or to absorb or reimburse other Fund expenses remains in effect only until December 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hussman Strategic International Equity Fund Hussman Strategic International Equity Fund Shares	211	681	1,177	2,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund is designed for investors who want to participate in foreign stock markets, and also want to reduce their exposure to general market fluctuations in conditions that have historically been unfavorable for foreign stocks. Under normal market conditions, the Fund invests at least 80% of its net assets in: (i) equity securities of companies that derive a majority of their revenues or profits from, or have a majority of their assets in, a country or countries other than the U.S.; and (ii) shares of exchange traded funds (“ETFs”) and similar investment vehicles that invest primarily in the equity securities of such companies. The Fund may invest in all types of equity securities, including common stock, preferred and convertible preferred stocks, warrants and rights. When market conditions are unfavorable in the view of Hussman Strategic Advisors, Inc., the Fund’s investment manager, the Fund may use swaps, index options and index futures to reduce its exposure to general market fluctuations or to market fluctuations within a specific country or geographic region.

The Fund invests principally in equity securities issued by companies in developed countries, but may also invest in emerging markets in developing countries. There are no restrictions as to the market capitalization of companies in which the Fund invests. The Fund may invest in American Depositary Receipts (ADRs) listed on U.S. stock exchanges and depositary receipts listed on foreign stock exchanges. These securities represent ownership interests in the securities of non-U.S. issuers. The Fund may invest up to 30% of its net assets in shares of ETFs and similar investment vehicles that invest in foreign equity securities.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary value consideration is the relationship between the current price and the present value of expected future cash flows. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and probable long-term returns. The analysis of market action includes measurements of price behavior and unusual trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The investment manager believes that market return/risk conditions differ significantly across market conditions. The two most important dimensions considered are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the aggregate earnings, dividends and cash flows expected of securities included in those indices, adjusted for factors such as the level of profit margins and general economic conditions. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition to these measures, the investment manager considers economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to hold a fully invested position in equity securities in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund to market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for reducing or “hedging” market exposure may include entering into swaps, or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more market indices considered by the investment manager to be correlated with the Fund’s portfolio. The total notional value of the Fund’s hedge positions is not expected to exceed the value of stocks owned by the Fund, so that the most defensive position expected by the Fund will be a “fully hedged” position in which long and short exposures are of equal size.

The choice of market indices and instruments used for hedging is based on a consideration of the securities held in the portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as ETFs) on such indices. The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when global stock market conditions generally or within a specific country, geographic region or industry sector are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include foreign stock indices and indices of U.S. stocks such as the Standard and Poor’s 500 Index. The instruments used to hedge foreign stock markets may hedge equity risk with or without hedging currency risk. The Fund has the discretion to enter into foreign currency contracts or currency index futures to hedge against the adverse impact of changes in foreign exchange rates on its investments and transactions in foreign securities. Positions that separately hedge market risk and currency risk are netted as single positions for the purposes of calculating the notional value of the Fund’s hedges. In order to enhance the ability of the Fund to implement hedging strategies during market conditions that are viewed as unfavorable by the investment manager, the Fund may maintain a significant portion of its assets in cash and money market securities as may be needed in connection with its hedging strategies.

Because the MSCI Europe, Australasia, and Far East Index (“MSCI EAFE Index”) is perhaps the most widely recognized index of stock prices in foreign markets, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term performance. The Fund may invest in securities that are not included in the MSCI EAFE Index, and may vary its exposure to market fluctuations depending on market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices, particularly over the short term, and from the performance of U.S. stock markets.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund’s share price on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The market values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors’ perceptions of the company or the overall stock market and general economic conditions.

Because the Fund invests primarily in the securities of foreign companies and U.S. companies that conduct significant activities or have significant assets outside the U.S., an investment in the Fund involves greater risks than an investment in a mutual fund that invests primarily in the securities of U.S. companies. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs of foreign markets. Investments outside the U.S. may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Also, foreign markets can be more volatile than U.S. markets. Trading in foreign securities may take place in various foreign markets on certain days when the Fund is not open for business and does not calculate its share price. As a result, the Fund’s share price may be significantly affected on days when shareholders cannot buy or redeem shares of the Fund.

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential for appreciation in value of the securities in which the Fund invests. Also, because the Fund’s exposure to market fluctuations will vary depending on the investment manager’s assessment of current stock market conditions in various foreign countries and geographic regions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns generally or within individual countries or geographic regions to a greater degree than other funds that do not employ these strategies. This is known as “tracking risk.” For example, if the Fund has taken a defensive posture by hedging the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the stocks of larger companies.

The techniques used by the investment manager to hedge the Fund’s portfolio are intended to reduce the impact of general market fluctuations on the portfolio, but such techniques involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s equity investments and may have unexpected or undesired results, such as a loss or a reduction in gains. The Fund may experience a loss even when it is “fully hedged,” if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund’s call and put option hedges differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index. The Fund’s hedging positions are intended to provide a hedge against general movements in the foreign stock markets as they might impact the overall portfolio. Because the Fund does not necessarily invest in the securities included in any index or invest in geographical areas or industry sectors in the same proportion as such areas or sectors may be represented in any index, the hedging strategy used by the Fund does not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular geographical areas or industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying such options are unchanged.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

The Fund’s year-to-date return through September 30, 2011 is -0.10%.

During the period shown in the bar chart, the highest return for a quarter was 3.87% during the quarter ended September 30, 2010 and the lowest return for a quarter was -0.60% during the quarter ended March 31, 2010.

Average Annual Total Returns for Periods Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns Hussman Strategic International Equity Fund	One Year	Since Inception	Inception Date
Hussman Strategic International Equity Fund Shares	4.65%	4.65%	Dec. 31, 2009
Hussman Strategic International Equity Fund Shares - Return After Taxes on Distributions	4.46%	4.46%	Dec. 31, 2009
Hussman Strategic International Equity Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.27%	3.27%	Dec. 31, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.75%	7.75%	Dec. 31, 2009